UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21047

DREYFUS FIXED INCOME SECURITIES
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS FIXED INCOME SECURITIES: DREYFUS HIGH YIELD SHARES
Statement of Investments
January 31,2005 (Unaudited)
	Prinicipal
	Amount ($)	Value ($)

Bonds and Notes - 75.9%

Advertising - .2%
RH Donnelley Financial:
Sr. Notes, 8.875%, 2010	9,000 a	10,013
Sr. Sub. Notes, 10.875%, 2012	8,000 a	9,400
		19,413

Aerospace & Defense - .5%
Argo-Tech,
Sr. Notes, 9.25%, 2011	20,000	22,000
BE Aerospace,
Sr. Sub. Notes, Ser. B, 8.875%, 2011	21,000	21,525
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013	9,000 a	9,180
		52,705

Agricultural -.1%
Seminis Vegetable Seeds,
Sr. Sub. Notes, 10.25%, 2013	10,000	12,000

Airlines - .7%
Delta Airlines,
Pass-Through Ctfs.,
Ser. 2001-1, Cl. B, 7.711%, 2011	24,000	16,061
Northwest Airlines:
Pass-Through Ctfs., Ser. 1996-1, 7.67%, 2015	24,250	20,203
Sr. Notes, 10%, 2009	35,000 b	25,900
United AirLines,
Enhanced Pass-Through Ctfs., Ser. 1997-1A, 1.34%, 2049	10,471	9,038
		71,202

Auto Manufacturing - .2%
Navistar International,
Sr. Notes, 7.5%, 2011	22,000	23,595

Automotive Trucks & Parts - 1.0%
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	33,000	32,505
Collins & Aikman Products:
Sr. Notes, 10.75%, 2011	33,000 b	32,835
Sr. Notes, 12.875%, 2012	31,000 a,b	25,808
HLI Operating,
Sr. Notes, 10.5%, 2010	3,000	3,150
United Components,
Sr. Sub. Notes, 9.375%, 2013	9,000 b	9,495
		103,793

Building & Construction - .9%
Asia Aluminum,
Secured Notes, 8%, 2011	10,000 a	10,050
Goodman Global,
Sr. Sub. Notes, 7.875%, 2012	9,000 a,b	8,730
Owens Corning:
Debs., 7.5%, 2018	30,000 c	20,700
Notes, 7%, 2009	25,000 c	17,500
THL Buildco,
Sr. Sub. Notes, 8.5%, 2014	23,000 a	23,748
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	13,000	14,430
		95,158

Chemicals - 5.0%
Crompton,
Sr. Notes, 9.875%, 2012	54,000 a	60,750
HMP Equity,
Sr. Discount Notes, 0%, 2008	31,000	20,848
Huntsman,
Secured Notes, 11.625%, 2010	23,000	26,910
Huntsman ICI Chemicals:
Sr. Notes, 9.875%, 2009	9,000	9,855
Sr. Sub. Notes, 10.125%, 2009	66,000	69,630
Nalco,
Sr. Sub. Notes, 8.875%, 2013	64,000	70,080
OM Group,
Sr. Sub. Notes, 9.25%, 2011	59,000	63,130
Resolution Performance Products,
Sr. Secured Notes, 8%, 2009	10,000 b	10,850
Rhodia,
Sr. Notes, 7.625%, 2010	49,000 b	50,225
Sr. Notes, 10.25%, 2010	101,000	115,392
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	18,000	20,610
		518,280

Commercial Services - .4%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	13,000	15,178
United Rentals,
Sr. Sub. Notes, 7.75%, 2013	28,000	27,370
		42,548

Consumer Products - .8%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	21,000	19,950
Amscan,
Sr. Sub. Notes, 8.75%, 2014	27,000	27,000
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	30,000	32,250
		79,200

Diversified Financial Services - 1.4%
BCP Caylux Holdings Luxembourg SCA,
Sr. Sub. Notes, 9.625%, 2014	50,000 a	55,750
FINOVA,
Notes, 7.5%, 2009	25,460	11,839
K&F Aquisition,
Sr. Sub. Notes, 7.75%, 2014	10,000 a	10,000
Stena,
Sr. Notes, 7.5%, 2013	13,000	13,292
Trump Casino Holdings/Funding,
First Priority Mortgage Notes,
12.625%, 2010	52,000	57,980
		148,861

Electric Utilities - 5.3%
Allegheny Energy Statutory Trust 2001:
Secured Notes, 10.25%, 2007	44,758 a	50,353
Secured Notes, 13%, 2007	1,241 a	1,353
Allegheny Energy Supply:
Bonds, 8.25%, 2012	102,000 a,b	113,985
Notes, 7.8%, 2011	14,000	15,225
CMS Energy,
Sr. Notes, 9.875%, 2007	37,000	41,116
Calpine:
Secured Notes, 8.5%, 2010	115,000 a,b	90,850
Secured Notes, 8.75%, 2013	37,000 a,b	28,305
Secured Notes, 9.875%, 2011	28,000 a	22,540
Calpine Generating:
Secured Notes, 8.31%, 2010	14,000 d	13,650
Secured Notes, 11.16875%, 2011	3,000 d	2,895
Mirant,
Sr. Notes, 7.4%, 2004	28,000 a,b,c	21,560
Nevada Power:
First Mortgage Notes, 6.50%, 2012	7,000	7,403
Mortgage Bonds	18,000	20,632
Ser. A, 8.25%, 2011
Notes, Ser. E, 10.875%, 2009	16,000	18,420
Reliant Energy:
Sr. Secured, Notes, 9.25%, 2010	44,000	49,170
Sr. Secured Notes, 9.5%, 2013	20,000	22,500
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	29,000	32,371
		552,328

Electrical & Electronics - .8%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	25,000	27,250
Fisher Scientific International,
Sr. Sub. Notes, 8%, 2013	31,000	34,720
Imax,
Sr. Notes, 9.625%, 2010	13,000	14,138
Rayovac,
Sr. Sub. Notes, 8.5%, 2013	6,000	6,465
		82,573

Entertainment - 1.1%
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	21,000	23,363
Bally Total Fitness,
Sr. Notes, 10.5%, 2011	36,000 b	36,180
Intrawest,
Sr. Notes, 7.5%, 2013	2,000	2,110
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes, 6.375%, 2009	25,000	25,531
Six Flags,
Sr. Notes, 9.625%, 2014	27,000	25,582
		112,766

Environmental Control - 3.2%
Allied Waste,
Sr. Notes, Ser. B, 6.375%, 2011	64,000	60,480
Sr. Notes, Ser. B, 8.5%, 2008	55,000	57,613
Sr. Notes, Ser. B, 8.875%, 2008	94,000	98,700
Sr. Notes, Ser. B, 9.25%, 2012	67,000	71,355
Geo Sub,
Sr. Notes, 11%, 2012	14,000	14,350
Imco Recycling Escrow,
Sr. Notes, 9%, 2014	4,000 a	4,170
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009	13,000 b	14,397
Waste Services,
Sr. Sub. Notes, 9.5%, 2014	15,000 a,b	14,775
		335,840

Food & Beverages - 1.7%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	3,000	3,135
Corn Products International:
Sr. Notes, 8.25%, 2007	15,000	16,473
Sr. Notes, 8.45%, 2009	15,000	17,322
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	28,000	31,255
Dole Food:
Debs., 8.75%, 2013	9,000	10,035
Sr. Notes, 8.625%, 2009	12,000	13,215
Sr. Notes, 8.875%, 2011	18,000	19,418
Land O'Lakes,
Sr. Notes, 8.75%, 2011	51,000 b	50,490
National Beef Packing,
Sr. Notes, 10.5%, 2011	12,000 b	12,330
		173,673

Gaming & Lodging - 3.7%
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	44,000	51,480
Isle of Capri Casinos,
Sr. Sub. Notes, 9%, 2012	15,000 b	16,631
John Q Hamons Hotels/Finance,
Sr. Mortgage Notes, Ser. B, 8.875%, 2012	25,000	28,250
Kerzner International,
Sr. Sub. Notes, 8.875%, 2011	20,000	21,900
MGM Mirage,
Sr. Notes, 8.5%, 2010	25,000	28,438
Mandalay Resort:
Sr. Notes, 6.5%, 2009	24,000	25,260
Sr. Sub. Notes, Ser. B, 10.25%, 2007	50,000	56,750
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2010	15,000	16,800
Sr. Sub. Notes, 8.875%, 2008	30,000	33,863
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	46,000	54,165
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	21,000 a	22,890
Wynn Las Vegas,
First Mortgage Notes, 6.625%, 2014	25,000 a	24,687
		381,114

Health Care - 3.0%
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	14,000 a	15,750
Extendicare Health Services,
Sr. Sub. Notes, 9.5%, 2010	11,000	12,265
Hanger Orthopedic,
Sr. Notes, 10.375%, 2009	41,000 b	41,205
Healthsouth:
Sr. Notes, 6.875%, 2005	13,000	13,130
Sr. Notes, 7%, 2008	39,000	39,536
Province Healthcare,
Sr. Sub. Notes, 7.5%, 2013	27,000	30,375
Tenet Healthcare:
Notes, 7.375%, 2013	47,000 b	43,475
Sr. Notes, 9.875%, 2014	59,000 a	61,508
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	41,000	41,718
		298,961

Machinery - .7%
Case New Holland:
Sr. Notes, 6%, 2009	14,000 a	13,580
Sr. Notes, 9.25%, 2011	18,000 a	19,755
Sr. Notes, 9.25%, 2011	12,000 a	13,170
Terex,
Sr. Sub. Notes, Ser. B, 10.375%, 2011	25,000	27,875
		74,380

Manufacturing - 1.2%
Hexcel,
Sr. Sub. Notes, 9.75%, 2009	46,000	48,185
JB Poindexter,
Sr. Notes, 8.75%, 2014	33,000 a	34,980
MAXX,
Sr. Sub. Notes, 9.75%, 2012	7,000	7,438
Polypore:
Sr. Discount Note, 0/10.50%, 2012	31,000 a,e	19,530
Sr. Sub. Notes, 8.75%, 2012	17,000	17,553
		127,686

Media - 9.1%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	26,000 c	21,450
CSC,
Sr. Notes, 6.75%, 2012	79,000 a	83,345
Charter Communications Holdings/Capital:
Sr. Discount Notes, 0/11.75%, 2011	22,000 b,e	15,400
Sr. Notes, 8.75%, 2013	75,000	76,500
Sr. Notes, 10.25%, 2010	51,000	53,295
Sr. Notes, 10.75%, 2009	150,000	128,625
Dex Media East Finance,
Notes, Ser. B, 12.125%, 2012	50,000	60,125
Sr. Notes, 9.875%, 2009	3,000	3,375
Dex Media West Finance,
Sr. Sub. Notes,
Ser. B, 9.875%, 2013	75,000	85,406
Granite Broadcasting,
Sr. Notes, 9.75%, 2010	26,000	25,155
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	6,000	6,705
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	75,000 a	85,125
LBI Media,
Sr. Discount Notes, 0/11%, 2013	19,000 e	14,084
Lodgenet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	5,000	5,550
Nexstar Finance:
Sr. Sub. Notes, 7%, 2014	44,000	43,340
Sr. Discount Notes, 0/11.375%, 2013	36,000	28,620
Paxson Communications,
Sr. Sub. Notes, 10.75%, 2008	50,000	52,875
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	35,000	38,063
Spanish Broadcasting System,
Sr. Sub. Notes, 9.625%, 2009	68,000	71,570
Young Broadcasting:
Sr. Sub. Notes, 8.75%, 2014	36,000	36,000
Sr. Sub. Notes, 10%, 2011	10,000	10,600
		945,208

Mining & Metals - 1.4%
AK Steel:

Sr. Notes, 7.75%, 2012	56,000	57,820
Sr. Notes, 7.875%, 2009	14,000	14,420
CSN Islands VIII,
Sr. Notes, 10%, 2015	23,000 a	24,466
Consol Energy,
Notes, 7.875%, 2012	42,000	47,565
		144,271

Oil & Gas - 4.0%
Coastal:
Notes, 7.625%, 2008	68,000 b	70,890
Notes, 7.75%, 2010	70,000 b	73,063
Sr. Deb., 6.5%, 2008	14,000	14,175
El Paso Production,
Sr. Notes, 7.75%, 2013	30,000	31,350
Hanover Compressor:
Sr. Notes, 9%, 2014	21,000	23,205
Sr. Sub. Notes, 8.625%, 2010	13,000	14,105
Hanover Equipment Trust,
Sr. Secured Notes, Ser. B, 8.75%, 2011	62,000	67,270
McMoRan Exploration:
Conv. Sr. Notes, 5.25%, 2011	16,000 a,b	21,240
Conv. Sr. Notes, 6%, 2008	61,000 a	87,077
		402,375

Packaging & Containers - 1.6%
Jefferson Smurfit,
Sr. Notes, 8.25%, 2012	15,000	15,975
Owens-Brockway:
Sr. Notes, 6.75%, 2014	8,000 a	8,040
Sr. Notes, 8.25%, 2013	5,000	5,462
Sr. Secured Notes, 7.75%, 2011	15,000	16,200
Sr. secured Notes, 8.75%, 2012	2,000	2,235
Sr. Secured Notes, 8.875%, 2009	15,000	16,294
Pliant:
Sr. Secured Discount Notes, 0/11.125%, 2009	21,000 e	19,635
Sr. Secured Notes, 11.125%, 2009	6,000	6,577
Sr. Sub. Notes, 13%, 2010	13,000	12,805
Stone Container:
Sr. Notes, 8.375%, 2012	9,000	9,585
Sr. Notes, 9.75%, 2011	34,000	37,315
Tekni-Plex,
Secured Notes, 8.75%, 2013	14,000 a,b	14,070
		164,193

Paper & Forest Products - 1.6%
Appleton Papers,
Sr. Sub Notes, Ser. B, 9.75%, 2014	22,000 b	23,760
Buckeye Technologies,
Sr. Notes, 8.5%, 2013	15,000	16,200
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	25,000	27,189
Sr. Notes, 8.875%, 2010	37,000	43,012
Sr. Notes, 9.375%, 2013	46,000	53,187
		163,348

Pipelines - 1.6%
ANR Pipeline,
Notes, 8.875%, 2010	30,000	33,525
Dynegy:
Secured Notes, 9.875%, 2010	73,000 a	80,300
Secured Notes, 10.125%, 2013	22,000 a	24,530
Southern Natural Gas,
Notes, 8.875%, 2010	25,000	27,938
		166,293

Retail - .9%
JC Penney,
Sr. Notes, 8%, 2010	21,000	23,914
Remington Arms,
Sr. Notes, 10.5%, 2011	5,000	4,837
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	15,000	15,637
Sr. Secured Notes, 12.5%, 2006	12,000 b	13,350
Saks,
Sr. Notes, 7.5%, 2010	15,000	16,069
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	15,000	15,337
		89,144

Structured Index - 14.5%
Dow Jones CDX NA,
Credit Linked Trust Ctfs.:
Ser. 3-1, 7.75%, 2009	694,000 a,f	706,145
Ser. 3-2, 6.375%, 2009	777,000 a,f	797,396
		1,503,541

Technology - .4%
AMI Semiconductor,
Sr. Sub. Notes, 10.75%, 2013	16,000	18,720
Amkor Technology,
Sr. Notes, 9.25%, 2008	25,000 b	24,875
		43,595

Telecommunications - 7.5%
American Towers:
Sr. Notes, 7.125%, 2012	24,000 a	24,240
Sr. Notes, 9.375%, 2009	18,000 b	19,013
Sr. Sub. Notes, 7.25%, 2011	37,000	38,850
American Tower Escrow,
Discount Notes, 0%, 2008	10,000	7,563
Crown Castle International:
Sr. Notes, 7.5%, 2013	70,000	74,638
Sr. Notes, Ser. B, 7.5%, 2013	32,000 b	34,120
Sr. Notes, 9.375%, 2011	22,000	24,530
Sr. Notes, 10.75%, 2011	25,000	27,125
Dobson Communications,
Sr. Notes, 8.875%, 2013	13,000 b	9,652
Fairpoint Communications,
Sr. Notes, 11.875%, 2010	6,000	7,050
Innova S de RL,
Notes, 9.375%, 2013	23,000 b	26,220
MJD Communications,
Floating Rate Notes, Ser. B, 6.4875%, 2008	70,000 d	69,300
Nextel Partners,
Sr. Notes, 12.5%, 2009	14,000 b	15,750
Pegasus Satellite Communications,
Sr. Notes, 12.375%, 2006	73,000 c	45,990
Qwest:
Bank Note, Ser. A, 6.5%, 2007	38,000 a,d	39,662
Bank Note, Ser. B, 6.95%, 2010	2,000 a,d	2,037
Qwest Services,
Sr. Secured Notes, 13.5%, 2007	78,000 a,d	88,627
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	88,000 e	76,230
Spectrasite,
Sr. Notes, 8.25%, 2010	26,000	27,885
UbiquiTel Operating,
Sr. Notes, 9.875%, 2011	24,000 a	26,580
US Unwired,
Sr. Secured Notes, Ser. B, 10%, 2012	37,000	41,440
Western Wireless,
Sr. Notes, 9.25%, 2013	46,000	53,820
		780,322

Textiles & Apparel - .4%
Dan River,
Sr. Notes, 12.75%, 2009	28,000 a,b,c	6,300
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012	31,000 b	33,635
		39,935

Transportation - 1.0%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	23,000	24,207
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	29,000 a	30,595
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	41,000	43,972
		98,774

Total Bonds And Notes		7,847,075

(cost $7,445,623)

Preferred Stock - 1.0%
Diversified Financial Services - .1%
Williams Holdings Of Delaware,
Cum. Conv., $2.75	90 a	7,751

Media - .9%
Paxson Communications,
Cum. Conv., $975	8.544 a	45,283
Spanish Broadcasting System,
Cum. Conv., Ser. B, $107.5	42	45,355
		90,638

Total Preferred Stocks		98,389
(cost $87,735)

Common Stock - 0%
Chemicals;
Huntsman (warrants)	6 a,g	2,703
(cost $716)

Other Investment-12.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(Cost $1,241,000)	1,241,000 h	1,241,000

Short-Term Investments-9.6%
U.S. Treasury Bills;
2.14%,3/10/2005	1,000,000	997,810
(cost $997,772)

Investment of Cash Collateral for Securities Loaned-10.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $1,084,350)	1,084,350 h	1,084,350

Total Investment(cost $10,857,196)	109.0%	11,271,327
Liabilities, Less Cash and Receivables	(9.0) %	(929,667)
Net Assets	100.0%	10,341,660

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Directors. At January 31,2005, these securities amounted to $3,002,682 or 29.0% of net assets.
b	All or a portion of these securities are on loan. At October 31, 2004, the total market value of the fund's securities on loan is $1,040,790 and the total market value of the collateral held by the fund is $1,084,350.
c	Non-income producing-security in default.
d	Variable rate security--interest rate subject to periodic change.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity date.
f	Security linked to a portfolio of debt securities.
g	Non-income producing security.
h	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS FIXED INCOME SECURITIES: DREYFUS MORTGAGE SHARES

Statement of Investments
January 31,2005 (Unaudited)
	Prinicipal
	Amount ($)	Value ($)

Bonds and Notes - 66.3%
Asset - Backed Ctfs.- Credit Cards - .3%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	59,000	65,785
Asset - Backed Ctfs. - Home Equity Loans - .5%
Conseco Finance,
Ser. 2001-D, Cl. A4, 5.53%, 2032	23,228	23,666
Long Beach Asset Holdings,
Ser. 2004-6, Cl. N1, 4.5%, 2034	70,304 a	70,325
		93,991
Commercial Mortgage Pass - Through Ctfs. - 1.1%
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 2040	27,654	28,022
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	185,000	184,969
		212,991
Residential Mortgage Pass- Through Ctfs. - 3.2%
Cendant Mortgage:
Ser. 2002-11P, Cl. B5, 5.537%, 2032	333 b	285
Ser. 2003-2P, Cl. B5, 5.471%, 2033	406 b	343
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	319,364	330,102
GSR Mortgage Loan Trust II,
Ser. 2004-12, Cl. A2, 3.554%, 2034	295,934 b	293,344
		624,074
U.S. Government - 9.2%
U.S. Treasury Notes:
2.5%, 10/31/2006	148,000	146,254
3.375%, 9/15/2009	776,000	766,513
3.5%, 8/15/2009	338,000 c	336,070
4.25%, 8/15/2014	564,000	569,397
		1,818,234

U.S. Government Agencies/Mortgage-Backed - 52.0%
Federal Home Loan Mortgage Corp., REMIC
Multi-class Mortgage Participation Ctfs.
(Interest Only Obligation)
Ser. 2638, Cl. IN, 5%, 1/15/2019	1,000,000 d	91,307
Federal National Mortgage Association
5.5%	3,000,000 e	3,055,290
6%, 11/1/2032-9/1/2034	302,892	312,858
6.5%, 7/1/2032	278,701	291,878
REMIC Trust, Gtd. Pass-Through Ctfs.
(Interest Only Obligation)
Ser. 2002-76, Cl. PI, 5.5%,12/25/2025	169,961 d	4,799
Government National Mortgage Association I
5%	932,000 e	938,114
5.5%, 12/15/2032-4/15/2034	1,336,796	1,374,465
6%	1,004,000 e	1,042,905
6%, 3/15/2033-9/15/2034	780,561	811,593
6.5%, 3/15/2031	39,070	41,180
Government National Mortgage Association II
5.5%	1,824,000 e	1,869,030
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	345,000	357,087
(Interest Only Obligation)
Ser. 2003-62, Cl. GI, 5%, 4/20/2025	1,328,251 d	85,596
		10,276,102

Total Bonds and Notes
(cost $13,960,719)		13,091,177

Other Investments-24.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,880,000)	4,880,000 f	4,880,000

	Principal
Short Term Investments-23.8%	Amount ($)	Value ($)
U.S Treasury Bills:
1.7%, 2/17/2005	1,700,000	1,698,538
1.955%, 4/14/2005	1,000,000	998,220
2%, 3/3/2005	2,000,000	1,990,680
Total Short Term Investments
(cost $4,687,628)		4,687,438

Total Investment (cost $23,528,347)	114.8%	22,658,615
Liabilities, Less Cash and Receivables	(14.8) %	(2,919,958)
Net Assets	100.0%	19,738,657

a Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has bee determined to be liquid by the Board of Directors At January 31, 2005 these securities amounted to $70,325 or 0.4% of net assets b Variable rate security--interest rate subject to periodic change c Partially held by broker as collateral for open financial futures positions d Notional face amount shown e Purchased on a forward commitment basis f Investments in affiliated money market mutual funds

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annua and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

DREYFUS FIXED INCOME SECURITIES: DREYFUS MORTGAGE SHARES Statement of Financial Futures January 31,2005 (Unaudited)
	Market Value			Unrealized
		Covered by	Appreciation/(Depreciation)
	Contracts Contracts ($)		Expiration	at 1/31/2005 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	8	898,125	March 2005	10,062
U.S. Treasury 30 Year Bonds	7	803,906	March 2005	32,047
Financial Futures Short
U.S. Treasury 2 Year Notes	1	209,063	March 2005	516
U.S. Treasury 5 Year Notes	30	3,277,500	March 2005	(2,500)
				40,125

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FIXED INCOME SECURITIES

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	March 17, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)